Related parties - Related Party Transactions (Details) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2026 JPY (¥)	Sep. 30, 2025 JPY (¥)	Sep. 30, 2026 JPY (¥)	Sep. 30, 2025 JPY (¥)	Sep. 30, 2026 USD ($)	Aug. 01, 2026	Mar. 31, 2026 JPY (¥)	Sep. 01, 2025 JPY (¥)
Total for all subsidiaries
Disclosure of transactions between related parties [line items]
Borrowing	¥ 500,000,000		¥ 500,000,000				¥ 2,524,000,000
Interest expense	13,000,000	¥ 35,000,000	41,000,000	¥ 57,000,000
Total for all subsidiaries | Line Of Credit 5,000 Million
Disclosure of transactions between related parties [line items]
Line or credit, aggregate commitments	5,000,000,000		5,000,000,000				5,000,000,000	¥ 500,000,000
Borrowings, interest rate						10.50%		9.50%
Total for all subsidiaries | Line Of Credit 6,000 Million
Disclosure of transactions between related parties [line items]
Borrowing	¥ 0		¥ 0				0
Borrowings, interest rate	1.75%		1.75%		1.75%
Total for all subsidiaries | Line Of Credit 2,400 Million
Disclosure of transactions between related parties [line items]
Borrowing							2,024,000,000
Line or credit, aggregate commitments	¥ 2,554,000,000		¥ 2,554,000,000		$ 16
Borrowings, interest rate		6.29%	5.68%	6.01%
Associates of parent company
Disclosure of transactions between related parties [line items]
Partnership program revenue	2,000,000		¥ 2,000,000				¥ 3,000,000
Transaction revenue	864,000,000	¥ 2,180,000,000	2,190,000,000	¥ 3,895,000,000
Cost of sales	862,000,000	2,174,000,000	2,456,000,000	3,883,000,000
Partnership program revenue	¥ 7,000,000	¥ 12,000,000	¥ 16,000,000	¥ 17,000,000